Organization and Business - Additional Information (Details) - USD ($)	1 Months Ended	11 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Aug. 27, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss	$ (3,480)	$ (72,152,564)
Cash flows from operations		(31,665,933)
Cash and cash equivalents	0	209,841,257
Working capital		223,200,000
Stockholders' equity	(3,480)	353,531,167
Accumulated deficit	$ (3,480)	(72,156,044)
Deposits on equipment		$ 114,856,314
Bitfury Top HoldCo
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		82.60%	83.40%